SCHEDULE OF INVESTMENTS
Ivy Global Equity Income Fund (in thousands)	JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada
Financials – 1.5%
Bank of Montreal	161	$8,559

Total Canada - 1.5%		$8,559
China
Energy – 1.3%
CNOOC Ltd.	6,976	7,830

Total China - 1.3%		$7,830
France
Energy – 2.3%
Total S.A.(A)	345	13,288

Financials – 4.4%
Axa S.A.(A)	634	13,335
BNP Paribas S.A.	314	12,546

		25,881

Health Care – 2.5%
Sanofi-Aventis	142	14,487

Industrials – 4.1%
Schneider Electric S.A.	136	15,160
Vinci	93	8,623

		23,783

Total France - 13.3%		$77,439
Germany
Financials – 1.0%
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	23	5,885

Utilities – 3.0%
E.ON AG	766	8,648
RWE Aktiengesellschaft	246	8,625

		17,273

Total Germany - 4.0%		$23,158
Hong Kong
Utilities – 1.1%
Guangdong Investment Ltd.	3,719	6,414

Total Hong Kong - 1.1%		$6,414
Indonesia
Financials – 1.4%
PT Bank Mandiri (Persero) Tbk	23,132	8,032

Total Indonesia - 1.4%		$8,032
Ireland
Materials – 1.3%
CRH plc	228	7,845

Total Ireland - 1.3%		$7,845
Italy
Utilities – 3.2%
ENEL S.p.A.	2,172	18,788

Total Italy - 3.2%		$18,788
Japan
Consumer Discretionary – 1.4%
Subaru Corp.	383	8,020

Financials – 3.0%
ORIX Corp.	580	7,199
Tokio Marine Holdings, Inc.	229	10,024

		17,223

Total Japan - 4.4%		$25,243
Macau
Consumer Discretionary – 1.8%
Sands China Ltd.	2,679	10,553

Total Macau - 1.8%		$10,553
Netherlands
Financials – 1.3%
ING Groep N.V., Certicaaten Van Aandelen	1,075	7,491

Health Care – 1.3%
Koninklijke Philips Electronics N.V., Ordinary Shares	158	7,349

Total Netherlands - 2.6%		$14,840
Norway
Consumer Staples – 1.4%
Mowi ASA	437	8,337

Total Norway - 1.4%		$8,337
Russia
Energy – 1.3%
PJSC LUKOIL ADR	100	7,427

Total Russia - 1.3%		$7,427
Singapore
Financials – 1.4%
DBS Group Holdings Ltd.	538	8,092

Total Singapore - 1.4%		$8,092
South Korea
Information Technology – 3.0%
Samsung Electronics Co. Ltd.	395	17,503

Total South Korea - 3.0%		$17,503
Switzerland
Consumer Staples – 3.0%
Nestle S.A., Registered Shares	158	17,467

Financials – 1.5%
Zurich Financial Services, Registered Shares	25	9,002

Health Care – 3.0%
Roche Holdings AG, Genusscheine	50	17,448

Total Switzerland - 7.5%		$43,917
Taiwan
Information Technology – 3.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,944	20,761

Total Taiwan - 3.6%		$20,761
United Kingdom
Financials – 1.3%
3i Group plc	750	7,720

Health Care – 5.4%
AstraZeneca plc	176	18,310
GlaxoSmithKline plc	648	13,099

		31,409

Industrials – 1.2%
BAE Systems plc	1,218	7,282

Materials – 2.3%
Anglo American plc	572	13,190

Total United Kingdom - 10.2%		$59,601
United States
Communication Services – 2.9%
Verizon Communications, Inc.	306	16,894

Consumer Discretionary – 1.1%
V.F. Corp.	104	6,334

Consumer Staples – 7.3%
Philip Morris International, Inc.	195	13,681
Procter & Gamble Co. (The)	139	16,590
Sysco Corp.	113	6,167
Wal-Mart Stores, Inc.	52	6,284

		42,722

Financials – 6.0%
Citigroup, Inc.	297	15,157
KeyCorp	637	7,756
Morgan Stanley	248	11,993

		34,906

Health Care – 4.8%
Amgen, Inc.	65	15,286
CVS Caremark Corp.	201	13,067

		28,353

Industrials – 3.4%
Eaton Corp.	112	9,834
Lockheed Martin Corp.	27	9,708

		19,542

Information Technology – 5.4%
Cisco Systems, Inc.	417	19,448
QUALCOMM, Inc.	134	12,225

		31,673

Materials – 1.5%
Eastman Chemical Co.	130	9,049

Utilities – 1.9%
Exelon Corp.	302	10,951

Total United States - 34.3%		$200,424

TOTAL COMMON STOCKS – 98.6%		$574,763
(Cost: $544,723)

SHORT-TERM SECURITIES
Money Market Funds (B) – 2.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.120%	750	750

Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.100%(C)	14,749	14,749

		15,499

TOTAL SHORT-TERM SECURITIES – 2.7%		$15,499
(Cost: $15,499)

TOTAL INVESTMENT SECURITIES – 101.3%		$590,262
(Cost: $560,222)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.3)%		(7,461)

NET ASSETS – 100.0%		$582,801

Notes to Schedule of Investments

(A) All or a portion of securities with an aggregate value of $14,046 are on loan.
(B) Rate shown is the annualized 7-day yield at June 30, 2020.
(C) Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$16,894	$—	$—
Consumer Discretionary	6,334	18,573	—
Consumer Staples	42,722	25,804	—
Energy	—	28,545	—
Financials	43,465	89,326	—
Health Care	35,702	63,344	—
Industrials	19,542	31,065	—
Information Technology	31,673	38,264	—
Materials	9,049	21,035	—
Utilities	10,951	42,475	—

Total Common Stocks	$216,332	$358,431	$—
Short-Term Securities	15,499	—	—

Total	$231,831	$358,431	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipt

For Federal income tax purposes, cost of investments owned at June 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$560,222

Gross unrealized appreciation	75,839

Gross unrealized depreciation	(45,799)

Net unrealized appreciation	$30,040